PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 632,112	$ 539,873	$ 433,457
Less: Accumulated depreciation	305,584	241,513	132,463
Property and equipment, net	326,528	298,360	300,994
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,322	24,244	12,741
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	497,770	474,049	388,521
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,022	4,061	4,061
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 65,998	$ 37,519	$ 28,134